UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    ----------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                        Date of fiscal year end: MAY 31
                                                -------

                   Date of reporting period: FEBRUARY 28, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - 152.8%

      AEROSPACE & DEFENSE - 6.0%
              AEROSPACE & DEFENSE - 6.0%
$   3,619,959 GenCorp Inc. ....................    Ba2      BB-        8.32%-8.36%     12/06/10     $    3,633,534
    2,876,418 Hexcel Corp. ....................     B2       B+           7.13%        3/01/12           2,878,814
    1,419,325 Hunter Defense Holdings, Inc. ...    NR(a)   NR(a)          8.63%        3/10/11           1,426,422
    1,000,000 ILC Industries, Inc. ............    NR(a)   NR(a)          8.35%        2/24/12           1,007,500
    1,703,030 K&F Industries, Inc. ............     B2       B+           7.32%        11/18/12          1,711,013
      842,531 Mid-Western Aircraft Systems, Inc.   Ba3      BB+           7.11%        12/31/11            846,348
    2,732,484 MRO Acquisition Corp. ...........     B1       B+           7.86%        8/27/10           2,758,101
    1,500,000 PGS, Inc. .......................     NR       NR           7.61%        2/14/13           1,518,750
    5,340,659 Robertson Aviation, LLC .........    NR(a)   NR(a)       8.82%-8.87%     4/19/13           5,367,363
    4,510,132 Standard Aero Holdings, Inc. ....    Ba3       B+        7.57%-7.61%     8/24/12           4,529,864
    3,100,000 Vought Aircraft Industries, Inc.     Ba2       B-           7.82%        12/22/10          3,124,543
                                                                                                    --------------
              TOTAL AEROSPACE & DEFENSE                                                                 28,802,252
                                                                                                    --------------

      AUTO COMPONENTS - 0.9%
              AUTO PARTS & EQUIPMENT - 0.9%
    1,000,000 Axletech International Holdings,
                Inc. (c) ........................  Caa1      B-          11.86%        4/21/13           1,005,417

    3,392,785 TRW Automotive, Inc. ............    Ba1      BB+           6.94%        6/30/12           3,392,785
                                                                                                    --------------
              TOTAL AUTO COMPONENTS                                                                      4,398,202
                                                                                                    --------------

      AUTOMOBILES - 1.3%
              AUTOMOBILE MANUFACTURERS - 1.3%
    3,000,000 Ford Motor Company ..............    Ba3       B            8.36%        12/15/13          3,031,251
    3,000,000 General Motors Company ..........    Ba3       B+           7.7%         11/29/13          3,031,500
                                                                                                    --------------
              TOTAL AUTOMOBILES                                                                          6,062,751
                                                                                                    --------------

      BEVERAGES - 0.2%
              SOFT DRINKS - 0.2%
      795,833 Culligan Corp. ..................    Ba2      BB-           7.07%        9/30/11             796,828
                                                                                                    --------------
              TOTAL BEVERAGES                                                                              796,828
                                                                                                    --------------

      BUILDING PRODUCTS - 1.0%
              BUILDING PRODUCTS - 1.0%
    2,789,285 NCI Building Systems, Inc. ......    Ba1       BB        6.82%-6.87%     6/18/10           2,799,745
    1,000,000 South Edge, LLC .................    NR(a)   NR(a)          7.38%        10/31/09            997,500
      750,000 South Edge, LLC .................    NR(a)   NR(a)          7.13%        10/31/07            748,125
                                                                                                    --------------
              TOTAL BUILDING PRODUCTS                                                                    4,545,370
                                                                                                    --------------

      CAPITAL MARKETS - 2.6%
              ASSET MANAGEMENT & CUSTODY BANKS - 1.0%
    1,000,000 Grosvenor Capital Management
                Holdings LLP ..................    NR(a)   NR(a)          7.63%       12/05/13           1,003,750

    3,962,538 LPL Holdings, Inc. ..............     B2       B            7.86%        6/30/14           4,014,546
                                                                                                    --------------
                                                                                                         5,018,296
                                                                                                    --------------

            See Notes to Quarterly Portfolio of Investments               Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      CAPITAL MARKETS - (CONTINUED)
              INVESTMENT BANKING & BROKERAGE - 1.6%
$   1,776,818 Ameritrade Holding Corp. ........    Ba1       BB           6.82%        12/31/12     $    1,783,112
    5,840,499 NASDAQ Stock Market (The), Inc. .    Ba3       BB+       7.10%-7.11%      4/18/12          5,864,228
                                                                                                    --------------
                                                                                                         7,647,340
                                                                                                    --------------
              TOTAL CAPITAL MARKETS                                                                     12,665,636
                                                                                                    --------------

      CHEMICALS - 5.8%
              COMMODITY CHEMICALS - 0.2%
      506,075 Basell USA, Inc. ................    Ba3       B+           7.60%        8/01/13             510,820
      506,075 Basell USA, Inc. ................    Ba3       B+           8.35%        8/01/14             510,820
                                                                                                    --------------
                                                                                                         1,021,640
                                                                                                    --------------
              DIVERSIFIED CHEMICALS - 5.6%
    5,000,000 BCP Crystal U.S. Holdings Corp. .     Ba3      BB-          7.36%        1/26/09           5,012,500
    3,000,000 BCP Crystal U.S. Holdings Corp. .     Ba3      BB-          7.11%        4/06/11           3,020,832
    3,000,000 Brenntag Holding GmbH &
                Company KG (c) ................     B3       CCC+        11.89%        1/18/14           3,059,064
    5,625,455 Brenntag Holding GmbH &
                Company KG ....................     B2       B            7.89%       12/23/13           5,685,225
    1,374,545 Brenntag Holding GmbH &
                Company KG ....................     B2       B            7.89%        1/18/14           1,389,150
    5,626,134 Huntsman International, LLC .....    Ba3       BB-          7.07%        8/16/12           5,657,078
    2,487,500 Lyondell Chemical Company .......    Ba2       BB           7.11%        8/16/13           2,503,738
      500,000 Valley National Gases, Inc. (c) .     NR       NR           8.35%        8/28/14             500,000
                                                                                                    --------------
                                                                                                        26,827,587
                                                                                                    --------------
              TOTAL CHEMICALS                                                                           27,849,227
                                                                                                    --------------

      COMMERCIAL SERVICES & SUPPLIES - 5.5%
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
      995,000 Acosta, Inc. ....................    NR(a)   NR(a)          7.57%        7/28/13           1,003,291
      992,500 Advantage Sales & Marketing, Inc.    NR(a)   NR(a)       7.36%-7.37%     3/29/13             993,344
    2,654,623 Affinion Group, Inc. ............    Ba2       B+       7.82%-7.86%%     10/17/12          2,677,851
    1,811,364 Clarke American Corp. ...........     B1       B+        8.57%-8.63%     12/15/11          1,820,420
    4,440,038 IAP Worldwide Services, Inc. ....     B2       B            9.69%        12/30/12          4,448,363
    1,000,000 N.E.W. Holdings I, LLC (c)  .....    NR(a)   NR(a)      12.35%-12.36%    2/08/14           1,011,250
      878,049 N.E.W. Holdings I, LLC ..........    NR(a)   NR(a)       8.10%-8.11%     8/08/13             884,634
    2,000,000 RSC Equipment Rental (c)  .......    Caa1      B-        8.85%-8.86%     11/30/13          2,034,376
    1,496,250 RSC Equipment Rental ............    Ba2      BB-        7.07%-7.10%     11/30/12          1,500,926
                                                                                                    --------------
                                                                                                        16,374,455
                                                                                                    --------------
              ENVIRONMENTAL & FACILITIES SERVICES - 1.4%
    6,922,228 EnergySolutions, LLC ............    NR(a)   NR(a)       7.57%-7.63%     6/07/13           6,982,797
                                                                                                    --------------
                                                                                                         6,982,797
                                                                                                    --------------
              OFFICE SERVICES & SUPPLIES - 0.7%
    1,327,043 Pike Electric, Inc. .............    NR(a)   NR(a)          7.13%        4/18/10           1,325,937
    1,865,033 Pike Electric, Inc. .............    NR(a)   NR(a)          7.13%        7/01/12           1,863,479
                                                                                                    --------------
                                                                                                         3,189,416
                                                                                                    --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      26,546,668
                                                                                                    --------------

Page 2        See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      COMPUTERS & PERIPHERALS - 1.9%
              COMPUTER HARDWARE - 1.9%
$   5,762,698 Activant Solutions Holdings, Inc.     B1       B            7.38%        5/02/13      $    5,766,300
    3,102,729 Advanced Micro Devices, Inc. ....    Ba3      BB-           7.57%       12/31/13           3,130,582
                                                                                                    --------------
              TOTAL COMPUTERS & PERIPHERALS                                                              8,896,882
                                                                                                    --------------

      CONSTRUCTION & ENGINEERING - 1.2%
              CONSTRUCTION & ENGINEERING - 1.2%
    6,000,000 Standard Pacific Corp. ..........    Ba2       BB           6.86%        5/05/13           5,966,250
                                                                                                    --------------
              TOTAL CONSTRUCTION & ENGINEERING                                                           5,966,250
                                                                                                    --------------

      CONSTRUCTION MATERIALS - 1.5%
              CONSTRUCTION MATERIALS - 1.5%
    6,945,525 John Maneely Co. ................     B3       B+        8.60%-8.62%    12/08/13           7,022,218
                                                                                                    --------------
              TOTAL CONSTRUCTION MATERIALS                                                               7,022,218
                                                                                                    --------------

      CONTAINERS & PACKAGING - 4.7%
              METAL & GLASS CONTAINERS - 1.8%
      927,673 Captive Plastics, Inc. ..........    NR(a)     B-           8.11%        8/16/11             932,311
    7,331,250 Owens-Illinois Group, Inc. ......    Ba2      BB-           6.82%        6/14/13           7,351,103
                                                                                                    --------------
                                                                                                         8,283,414
                                                                                                    --------------
              PAPER PACKAGING - 2.9%
    1,156,497 Boise Cascade, LLC ..............    Ba3       BB        7.09%-7.13%    10/28/11           1,164,448
    4,736,749 Graham Packaging Holdings Company     B1        B        7.63%-7.69%    10/07/11           4,786,229
    6,000,000 Graham Packaging Holdings
                Company (c) ...................     B3     CCC+           9.63%        4/07/12           6,054,000
    1,975,000 Pregis Corp. ....................    Ba2       B+           7.61%       10/12/12           1,984,875
                                                                                                    --------------
                                                                                                        13,989,552
                                                                                                    --------------
              TOTAL CONTAINERS & PACKAGING                                                              22,272,966
                                                                                                    --------------

      DISTRIBUTORS - 0.1%
              DISTRIBUTORS - 0.1%
      500,000 McJunkin Corp. ..................     B2       B+           7.60%        1/31/14             505,000
                                                                                                    --------------
              TOTAL DISTRIBUTORS                                                                           505,000
                                                                                                    --------------

      DIVERSIFIED CONSUMER SERVICES - 2.9%
              EDUCATION SERVICES - 1.3%
    1,990,000 Education Management LLC ........     B2       B            7.88%        6/01/13           2,005,423
    4,250,000 PRO-QUEST - CSA, LLC ............     NR       NR           8.35%        2/09/14           4,265,938
                                                                                                    --------------
                                                                                                         6,271,361
                                                                                                    --------------
              SPECIALIZED CONSUMER SERVICES - 1.6%
    1,495,619 Coinstar, Inc. ..................    Ba3      BB-           7.36%        7/01/11           1,501,228
    6,000,000 RMK Acquisition Corporation .....    Ba3       B+        7.45%-7.47%     1/26/14           6,059,250
                                                                                                    --------------
                                                                                                         7,560,478
                                                                                                    --------------
              TOTAL DIVERSIFIED CONSUMER SERVICES                                                       13,831,839
                                                                                                    --------------

             See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      DIVERSIFIED FINANCIAL SERVICES - 1.4%
              SPECIALIZED FINANCE - 1.4%
    1,000,000 J.G.Wentworth, LLC ..............     B2       B            8.86%        4/12/11      $    1,010,000
    5,500,000 Peach Holdings, Inc. ............     B2       B            9.12%        11/21/13          5,506,875
                                                                                                    --------------
              TOTAL DIVERSIFIED FINANCIAL SERVICES                                                       6,516,875
                                                                                                    --------------

      ELECTRIC UTILITIES - 8.8%
              ELECTRIC UTILITIES - 8.8%
    1,000,000 Astoria Generating Company
                Acquisitions, LLC (c) .........     B3       B            9.12%        8/23/13           1,012,917
       66,742 Calpine Corp. (f)  ..............    NR(a)    NR(a)         2.25%       12/20/07              66,575
      326,902 Calpine Corp.,
                (Debtor in Possession) (c)(f) .    NR(a)    NR(a)         7.62%       12/20/07             327,923
      829,787 Calpine Corp.,
                (Debtor in Possession) (f) ....    NR(a)    NR(a)         9.36%       12/20/07             836,702
      280,116 Cogentrix Delaware Holdings, Inc.    Ba2      BB+           6.87%        4/14/12             280,641
    8,000,000 Covanta Energy Corp .............    Ba2      BB-        5.28%-6.88%     2/09/14           8,033,336
    1,922,480 LSP Gen Finance Co., LLC ........    Ba3      BB-           7.11%        5/04/13           1,927,287
      699,275 LSP Kendall Energy, LLC .........     B1       B            7.36%        10/07/13            696,070
    6,390,511 Midwest Generation, LLC .........    Baa3      BB        6.83%-6.86%     4/27/11           6,403,292
      990,000 Mirant North America, LLC .......    Ba3      BB-           7.07%        1/03/13             992,846
   13,500,000 NRG Energy, Inc. ................    Ba1      BB-           7.36%        2/01/13          13,622,013
    4,320,814 Plum Point Energy Associates, LLC     B1       B            8.61%        3/14/14           4,358,621
    2,111,827 Riverside Energy Center, LLC ....     B1       B            9.61%        6/24/11           2,154,063
    1,514,518 Rocky Mountain Energy Center, LLC     B1       B            9.61%        6/24/11           1,544,808
                                                                                                    --------------
              TOTAL ELECTRIC UTILITIES                                                                  42,257,094
                                                                                                    --------------

      ELECTRICAL EQUIPMENT - 0.2%
              ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
    1,006,935 Electrical Components International
                Holding Company ...............    Ba3       B            7.88%        5/01/13           1,014,488
                                                                                                    --------------
              TOTAL ELECTRICAL EQUIPMENT                                                                 1,014,488
                                                                                                    --------------

      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
              TECHNOLOGY DISTRIBUTORS - 1.0%
    4,577,000 Sensata Technologies Finance
                Company, LLC ..................    NR(a)    NR(a)       7.09%-7.11%    4/27/13           4,582,149
                                                                                                    --------------
              TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                   4,582,149
                                                                                                    --------------

      ENERGY EQUIPMENT & SERVICES - 1.7%
              OIL & GAS EQUIPMENT & SERVICES - 1.7%
    1,000,000 Brand Energy & Infrastructure
                Services, Inc. (c) ............     B1       B           11.38%        2/07/15           1,011,250
    6,929,436 Targa Resources, Inc. ...........     B1       B+           7.36%       10/31/12           6,981,406
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                          7,992,656
                                                                                                    --------------

      FOOD & STAPLES RETAILING - 3.5%
              DRUG RETAIL - 0.7%
    3,555,102 Jean Coutu Group (PJC) Inc. .....     B1      BB-           7.88%        7/30/11           3,557,835
                                                                                                    --------------

Page 4             See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      FOOD & STAPLES RETAILING - (CONTINUED)
              FOOD DISTRIBUTORS - 0.7%
$   1,500,000 B&G Foods, Inc. .................    Ba2       B+           8.35%        2/23/13      $    1,518,750
    1,945,000 Golden State Foods Corp. ........     B1      NR(a)         7.11%        2/25/11           1,945,000
                                                                                                    --------------
                                                                                                         3,463,750
                                                                                                    --------------
              FOOD RETAIL - 2.1%
    9,927,487 SUPERVALU, Inc. .................    Ba3      BB-           7.10%        6/02/12           9,976,897
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                            16,998,482
                                                                                                    --------------
      FOOD PRODUCTS - 4.5%
              AGRICULTURAL PRODUCTS - 2.1%
    9,938,748 Dole Food Company, Inc. .........    Ba3       B         7.36%-9.25%     4/12/13           9,943,715
                                                                                                    --------------
              PACKAGED FOODS & MEATS - 2.4%
    7,807,400 OSI Group, LLC ..................    NR(a)   NR(a)          7.36%        9/02/11           7,822,040
    1,767,778 THL Foods Products Company ......    Ba3       B+           7.36%        11/21/10          1,773,670
    2,000,000 Weight Watchers International, Inc.  Ba1       BB           6.88%        1/26/14           2,009,166
                                                                                                    --------------
                                                                                                        11,604,876
                                                                                                    --------------
              TOTAL FOOD PRODUCTS                                                                       21,548,591
                                                                                                    --------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
              HEALTH CARE EQUIPMENT - 0.2%
      997,500 ReAble Therapeutics Finance, LLC     Ba3       B         7.85%-7.90%     11/03/13            999,994
                                                                                                    --------------
              TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                       999,994
                                                                                                    --------------
      HEALTH CARE PROVIDERS & SERVICES - 15.0%
              HEALTH CARE FACILITIES - 3.7%
    3,000,000 HCA, Inc. .......................    Ba3       BB           7.61%        11/17/13          3,034,251
    7,000,000 Health Management Associates, Inc.   Ba2       B+           7.32%        2/28/14           7,050,316
      904,182 Lifepoint Hospitals, Inc. .......    Ba3       BB           6.99%        4/15/12             903,165
    5,915,073 Select Medical Corp. ............    Ba1       B+        7.07%-9.00%     2/24/12           5,898,943
      995,000 USP Domestic Holdings, Inc. .....    Ba2      BB-        7.10%-7.18%     6/07/13             995,000
                                                                                                    --------------
                                                                                                        17,881,675
                                                                                                    --------------
              HEALTH CARE SERVICES - 9.9%
    4,488,750 CHS/Community Health Systems, Inc.   Ba3      BB-           7.11%        2/29/12           4,510,494
    8,830,085 CHS/Community Health Systems, Inc.   Ba3      BB-        7.07%-7.10%     8/19/11           8,872,857
    5,224,264 Davita, Inc. ....................    Ba1      BB-        6.82%-6.86%     10/05/12          5,250,819
      935,000 DJ Orthopedics, LLC .............    Ba3      BB-           6.88%        4/07/13             934,415
    2,980,132 Emdeon Business Services, LLC ...     B1       B+           7.87%        11/16/13          2,991,308
    5,945,025 Fresenius Medical Care AG .......    Ba2      BB+           6.74%        3/31/13           5,945,025
      928,571 Healthcare Partners, LLC ........    Ba3       BB           7.10%        10/31/13            931,184
    2,000,000 Healthways, Inc. ................    Ba2       BB           7.11%        12/01/13          2,005,000
      901,176 Multiplan Merger Corp. ..........     B1       B+           7.82%        4/12/13             907,935
    1,488,750 Quintiles Transnational Corp. ...     B1      BB-           7.36%        3/31/13           1,490,146
    2,970,000 Team Finance, LLC ...............     B1       B+        7.82%-7.86%     11/23/12          2,989,801
    6,376,399 U.S. Oncology Holdings, Inc. ....    Ba2       B+        7.61%-7.63%     8/20/11           6,412,265
    4,106,254 VWR International, Inc. .........    Ba2       B+           7.61%        4/07/11           4,134,485
                                                                                                    --------------
                                                                                                        47,375,734
                                                                                                    --------------

             See Notes to Quarterly Portfolio of Investments             Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)
              MANAGED HEALTH CARE - 1.4%
$   4,382,613 IASIS Healthcare Corp. ..........    Ba2       B+        7.57%-7.61%     6/22/11      $    4,423,152
    1,960,311 Vanguard Health Systems, Inc. ...    Ba3       B            7.61%        9/23/11           1,975,831
                                                                                                    --------------
                                                                                                         6,398,983
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    71,656,392
                                                                                                    --------------

      HOTELS, RESTAURANTS & LEISURE - 10.8%
              CASINOS & GAMING - 8.0%
    5,850,000 Boyd Gaming Corp. ...............    Ba1       BB           6.86%        6/30/11           5,871,938
    2,957,483 CCM Merger, Inc. ................    Ba3       B         7.35%-7.36%     10/21/12          2,977,816
    1,500,000 Great Canadian Gaming Corp. .....    Ba2       BB           6.86%        2/14/14           1,508,438
      963,636 Green Valley Ranch Gaming, LLC ..    Ba3       B+           7.36%        2/16/14             974,075
      500,000 Green Valley Ranch Gaming, LLC (c)  Caa1     CCC+           8.56%        8/16/14             508,000
    1,000,000 Greenwood Racing, Inc. ..........     B2       B+           7.57%        11/28/11          1,007,500
    4,333,333 Herbst Gaming, Inc. .............    Ba3       B+        7.24%-7.25%     12/02/11          4,364,026
    1,000,000 PA Meadows, LLC .................     B2       B            8.36%        11/14/11          1,006,250
    5,000,000 Pinnacle Entertainment, Inc. ....     B1      BB-           1.00%        8/27/10           4,991,665
    1,000,000 Pinnacle Entertainment, Inc. ....     B1      BB-           7.32%        12/14/11          1,009,167
    6,000,000 VML US Finance, LLC .............     B1      BB-           8.12%        5/25/13           6,060,750
    2,142,857 Wimar Landco, LLC. ..............     B2       B+           7.86%        7/03/08           2,156,250
    5,832,143 Wimar OPCO, LLC. ................    Ba3       B+           7.86%        1/03/12           5,893,707
                                                                                                    --------------
                                                                                                        38,329,582
                                                                                                    --------------
              LEISURE FACILITIES - 2.8%
    6,771,305 American Skiing Co. .............     NR       NR           9.81%        11/24/10          6,771,305
    4,477,500 Cedar Fair, L.P. ................    Ba3      BB-           7.32%        8/30/12           4,520,036
      997,487 London Arena and Waterfront
                Finance, LLC ..................    NR(a)    NR(a)         7.85%        3/08/12           1,003,722
    1,000,000 Town Sports International, LLC ..    Ba2       B+           7.07%        2/27/14           1,003,750
                                                                                                    --------------
                                                                                                        13,298,813
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                       51,628,395
                                                                                                    --------------

      HOUSEHOLD DURABLES - 0.6%
              HOMEBUILDING - 0.6%
    1,000,000 EH/Transeastern, LLC and TE/TOUSA
                Senior, LLC (g) ...............    NR(a)     NR           8.25%        8/01/08             967,143
    5,000,000 TE/TOUSA Mezzanine, LLC,
                (Mezzanine Debt) (c) (g) ......    NR(a)     NR          10.75%        8/01/09           2,025,000
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                   2,992,143
                                                                                                    --------------

      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
    2,500,000 HCP Acquisition, Inc. ...........     B1       B-           8.35%        2/13/14           2,525,000
                                                                                                    --------------
              TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                                         2,525,000
                                                                                                    --------------

 Page 6           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      INDUSTRIAL CONGLOMERATES - 0.2%
              INDUSTRIAL CONGLOMERATES - 0.2%
$     754,035 Mueller Group, Inc. .............     B1      BB-           7.36%        10/03/12     $      760,633
                                                                                                    --------------
              TOTAL INDUSTRIAL CONGLOMERATES                                                               760,633
                                                                                                    --------------

      INSURANCE - 0.8%
              LIFE & HEALTH INSURANCE - 0.8%
    3,990,000 Conseco, Inc. ...................    Ba3      BB-           7.32%        10/10/13          4,009,950
                                                                                                    --------------
              TOTAL INSURANCE                                                                            4,009,950
                                                                                                    --------------

      INTERNET SOFTWARE & SERVICES - 2.7%
              INTERNET SOFTWARE & SERVICES - 2.7%
    3,000,000 Cellnet Technology, Inc. (c)  ...    NR(a)     NR           6.86%        10/22/11          3,030,000
    1,000,000 Open Solutions, Inc. ............    Ba3       B+           7.49%        1/23/14           1,009,375
    8,872,406 SunGard Data Systems, Inc. ......    Ba3       B+           7.36%        2/28/14           8,956,277
                                                                                                    --------------
              TOTAL INTERNET SOFTWARE & SERVICES                                                        12,995,652
                                                                                                    --------------

      IT SERVICES - 6.2%
              IT CONSULTING & OTHER SERVICES - 6.2%
    3,326,168 Alion Science and Technology Corp.   Ba2       B+           8.11%        8/02/09           3,342,798
    1,000,000 Apptis (DE), Inc. ...............     B1       B+        8.57%-8.61%     12/20/12          1,005,000
    8,842,500 DynCorp International, LLC ......    Ba2      BB-        7.63%-7.69%     6/28/12           8,905,131
      992,500 iPayment, Inc. ..................    NR(a)   NR(a)       7.32%-7.36%     5/10/13             997,463
    1,000,000 National Processing Company
                Group, Inc. ...................     B2       B         8.35%-8.36%     9/29/13           1,005,000
    3,000,000 Sanmina - SCI Corp. (d)  ........    Ba3      BB-           7.88%        1/31/08           3,012,000
    1,000,000 Sitel, LLC. .....................     B2       B+        7.82%-9.75%     1/30/14           1,005,417
    6,000,000 West Corporation ................    Ba3       B+        7.74%-7.76%     10/24/13          6,049,164
    3,125,000 Wyle Laboratories, Inc. (c)......    NR(a)     B-          11.86%        7/28/11           3,152,345
    1,341,082 Wyle Laboratories, Inc. .........    NR(a)     B+           8.11%        1/28/11           1,345,273
                                                                                                    --------------
              TOTAL IT SERVICES                                                                         29,819,591
                                                                                                    --------------

      MACHINERY - 0.2%
              INDUSTRIAL MACHINERY - 0.2%
      470,000 Invensys International Holdings Ltd./
                BTR Dunlop Finance Inc. .......     Ba3      B-           7.36%        12/15/10            472,938
      530,000 Invensys International Holdings Ltd./
                BTR Dunlop Finance Inc. .......     Ba3      B-           7.36%        1/15/11             533,313
                                                                                                    --------------
              TOTAL MACHINERY                                                                            1,006,251
                                                                                                    --------------

      MEDIA - 27.5%
              BROADCASTING & CABLE TV - 13.6%
    3,900,000 Bragg Communications, Inc. ......    NR(a)     NR           7.11%        8/31/11           3,909,750
    3,000,000 Cequel Communications, LLC ......     B1       B+           7.61%        11/05/13          3,028,593
    3,000,000 Cequel Communications, LLC ......     NR       NR          10.32%        10/30/07          2,996,250
   12,983,858 Charter Communications
                Operating, LLC ................     B1       B            7.99%        4/28/13          13,067,448
   10,917,500 CSC Holdings, Inc. ..............    Ba2       BB           7.11%        3/29/13          10,968,453

           See Notes to Quarterly Portfolio of Investments               Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      MEDIA - (CONTINUED)
              BROADCASTING & CABLE TV - (CONTINUED)
$     995,000 Cumulus Media, Inc. .............    Ba3       B         7.32%-7.37%     6/07/13      $    1,001,218
    1,323,258 DIRECTV Holdings LLC ............    Baa3      BB           6.82%        4/13/13           1,327,544
    3,468,182 LBI Media, Inc. .................    Ba2       B         6.82%-6.86%     3/31/12           3,429,165
    3,000,000 NEP II, Inc. ....................    NR(a)   NR(a)          7.60%        2/16/14           3,029,064
    6,982,500 PanAmSat Corp. ..................    Ba2       BB           7.86%        12/03/13          7,047,479
    1,000,000 Paxson Communications Corp. .....     B1      CCC+          8.61%        1/15/12           1,022,500
    5,432,500 Raycom Media, Inc. ..............     NR       NR           6.88%        8/28/13           5,432,500
    4,500,000 UPC Distribution Holding B.V. ...     B1       B            7.37%        3/31/13           4,514,576
    4,500,000 UPC Distribution Holding B.V. ...     B1       B            7.37%        12/31/13          4,514,319
                                                                                                    --------------
                                                                                                        65,288,859
                                                                                                    --------------
              MOVIES & ENTERTAINMENT - 5.3%
    4,851,000 AMC Entertainment, Inc. .........    Ba1       B+           7.45%        1/26/13           4,889,405
    1,472,659 Deluxe Entertainment Services
                Group, Inc. ...................     B1       B            8.36%        1/28/11           1,480,259
    6,947,500 Metro-Goldwyn-Mayer Holdings II,
                Inc. ..........................     NR(a)   NR(a)         8.61%        4/08/12           7,004,490
    2,000,000 National CineMedia, LLC .........     B1       B+           7.07%        2/13/15           2,015,000
    9,708,977 WMG Acquisition Corp. ...........    Ba2      BB-        7.36%-7.41%     3/01/11           9,750,783
                                                                                                    --------------
                                                                                                        25,139,937
                                                                                                    --------------
              PUBLISHING - 8.6%
      934,435 Caribe Information Investments, Inc.  B1       B         7.61%-7.62%     3/31/13             937,940
    4,313,726 CBD Media, LLC ..................    Ba3       B            7.82%        12/31/09          4,333,495
      779,878 Dex Media West, Inc. ............    Ba1       BB        6.85%-6.86%     3/09/10             781,047
   10,000,000 Idearc, Inc. ....................    Ba2      BB+           7.32%        11/17/14         10,081,250
    1,960,100 Media News Group, Inc. ..........    Ba2      BB-           6.57%        12/30/10          1,950,300
    1,990,000 Media News Group, Inc. ..........    Ba2      BB-           7.07%        8/02/13           1,996,219
    3,630,000 Newspaper Holdings, Inc. ........     NR       NR           6.88%        8/24/12           3,605,044
      953,590 Nexstar Broadcasting, Inc. ......    Ba3       B            7.11%        10/01/12            952,398
      903,608 Nexstar Broadcasting, Inc. ......    Ba3       B+           7.11%        10/01/12            902,479
    3,000,000 Penton Media, Inc. and Prism
                Business Media Inc. ...........     B1       B+           7.57%        2/01/13           3,027,501
      990,000 PRIMEDIA, Inc. ..................     B2       B            7.57%        9/30/13             989,278
    6,532,972 RH Donnelley, Inc. ..............    Ba1       BB        6.85%-6.87%     6/30/11           6,533,822
    1,500,000 Riverdeep Interactive Learning
                USA, Inc. .....................     B1       B            8.10%        12/20/13          1,513,437
    1,786,660 WCP Exposition Services Operating
                Company, LLC ..................     NR       NR           8.87%        8/29/11           1,795,594
      997,500 Wenner Media LLC ................     NR(a)    NR(a)        7.11%        10/02/13          1,002,488
    1,000,000 Yell Group PLC ..................    Ba3       BB-          7.32%        10/27/13          1,008,073
                                                                                                    --------------
                                                                                                        41,410,365
                                                                                                    --------------
              TOTAL MEDIA                                                                              131,839,161
                                                                                                    --------------

 Page 8            See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      METALS & MINING - 1.5%
              ALUMINUM - 0.9%
$   4,356,923 Novelis Corp. ...................    Ba2      BB-           7.61%        1/07/12      $    4,360,035
                                                                                                    --------------
                                                                                                         4,360,035
                                                                                                    --------------
              DIVERSIFIED METALS & MINING - 0.6%
    2,970,000 Alpha Natural Resources, LLC ....     B1      BB-           7.11%        10/26/12          2,974,642
                                                                                                    --------------
                                                                                                         2,974,642
                                                                                                    --------------
              TOTAL METALS & MINING                                                                      7,334,677
                                                                                                    --------------

      MULTI-UTILITIES - 0.2%
              MULTI-UTILITIES - 0.2%
    1,000,000 KGEN, LLC .......................    Ba3      BB-           7.10%        2/08/14           1,004,375
                                                                                                    --------------
              TOTAL MULTI-UTILITIES                                                                      1,004,375
                                                                                                    --------------

      OIL, GAS & CONSUMABLE FUELS - 6.3%
              OIL & GAS EXPLORATION & PRODUCTION - 3.5%
    8,404,087 ATP Oil & Gas Corp. .............     NR       NR        8.85%-8.91%     4/14/10           8,461,867
    4,365,298 Plains Resources, Inc. ..........    Ba2       BB           6.86%        8/12/11           4,368,027
    2,000,000 Resolute Aneth, LLC (c)..........     NR       NR          10.36%        4/13/12           2,000,000
    1,874,482 SemCrude, L.P. ..................    Ba2       B+           7.57%        3/16/11           1,889,848
                                                                                                    --------------
                                                                                                        16,719,742
                                                                                                    --------------
              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 2.8%
      995,000 Alon USA, Inc. ..................     B1      BB-           7.57%        6/22/13           1,000,596
      442,222 Calumet Lubricants Company. L.P.      B1      BB-        8.70%-8.85%     12/09/12            442,222
    6,890,593 Eagle Rock Gas Gathering &
                Processing, Ltd. ..............     NR      NR            7.61%        12/03/12          6,890,593
    3,000,000 El Paso Corp. ...................    Ba3       B+           7.22%        7/31/11           3,016,875
    1,000,000 Energy Transfer Equity, L.P. ....    Ba2       NR           7.10%        2/08/12           1,008,750
      980,155 EPCO Holdings, Inc. .............    Ba2      BB-           7.36%        8/18/10             991,006
      166,667 Regency Gas Service LLC .........    Ba1       B+           7.86%        8/15/13             167,031
                                                                                                    --------------
                                                                                                        13,517,073
                                                                                                    --------------
              TOTAL OIL, GAS & CONSUMABLE FUELS                                                         30,236,815
                                                                                                    --------------
      PAPER & FOREST PRODUCTS - 3.7%
              FOREST PRODUCTS - 3.7%
   14,122,425 Georgia-Pacific Corp. ...........    Ba2      BB-        7.35%-7.36%     12/20/12         14,245,996
    3,430,556 Georgia-Pacific Corp. ...........    Ba2      BB-           7.11%        12/29/12          3,454,378
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                             17,700,374
                                                                                                    --------------

      PERSONAL PRODUCTS - 0.2%
              PERSONAL PRODUCTS - 0.2%
    1,000,000 American Safety Razor Company (c)     B3      CCC+         11.63%        1/30/14           1,017,500
                                                                                                    --------------
              TOTAL PERSONAL PRODUCTS                                                                    1,017,500
                                                                                                    --------------

            See Notes to Quarterly Portfolio of Investments               Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      PHARMACEUTICALS - 0.6%
              PHARMACEUTICALS - 0.6%
$   2,000,000 Graceway Pharmaceuticals, LLC ...    Ba3       B+           7.84%        12/29/11     $    2,013,750
    1,000,000 Stiefel Laboratories, Inc. ......    Ba3       B+        7.57%-7.61%     12/28/13          1,010,000
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                      3,023,750
                                                                                                    --------------

      REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
              RETAIL REITS - 2.9%
    6,046,709 Capital Automotive, L.P. ........    Ba1      BB+           7.07%        12/16/10          6,101,129
    6,000,000 General Growth Properties, Inc. .    Ba2      BB+           6.57%        2/24/10           5,984,466
    2,000,000 Macerich Partnership (The), L.P.     NR(a)   NR(a)          6.88%        4/26/10           2,003,334
                                                                                                    --------------
              TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                                               14,088,929
                                                                                                    --------------

      REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
              REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
    2,125,000 LNR Property Corp. ..............    NR(a)   NR(a)       8.07%-8.11%     6/12/09           2,127,656
    4,500,000 LNR Property Corp. ..............    NR(a)   NR(a)          8.11%        7/12/11           4,526,519
      263,925 Newkirk Master (The) L.P. .......    Ba2     BB+            7.07%        8/11/08             263,760
      396,647 November 2005 Land Investors, LLC    B1      BB             8.11%        5/09/11             398,135
    1,000,000 November 2005 Land Investors,
                LLC (c) .......................    Caa1    B              12.36%       5/30/12           1,007,500
    2,161,008 Pivotal Promontory, LLC .........    NR(a)   NR(a)          8.07%        8/31/10           2,150,203
    1,649,330 Rhodes Companies (The),  LLC ....     B1     BB-            8.61%        11/21/10          1,647,268
    1,496,250 Shea Capital I, LLC .............    NR(a)   NR(a)          7.37%        10/27/11          1,492,509
    1,000,000 Tishman Speyer Real Estate D.C.
                Area Portfolio L.P. ...........    Ba2     BB-            7.07%        12/27/12          1,007,500
                                                                                                    --------------
              TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                                                14,621,050
                                                                                                    --------------

      ROAD & RAIL - 2.2%
              TRUCKING - 2.2%
    3,392,200 Hertz (The) Corp. ...............    Ba1       BB        7.07%-7.12%     12/21/12          3,420,026
    7,000,000 Oshkosh Truck Corp. .............    Ba3       BB           7.35%        12/06/13          7,054,999
                                                                                                    --------------
              TOTAL ROAD & RAIL                                                                         10,475,025
                                                                                                    --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
              SEMICONDUCTORS - 1.8%
    8,500,000 Freescale Semiconductors, Inc. ..    Baa3      BB           7.12%        12/01/13          8,563,750
                                                                                                    --------------
              TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                             8,563,750
                                                                                                    --------------
      SOFTWARE - 0.5%
              SYSTEMS SOFTWARE - 0.5%
    2,250,000 Intergraph Corp. ................     B1       B         7.82%-7.86%     5/29/14           2,265,469
                                                                                                    --------------
              TOTAL SOFTWARE                                                                             2,265,469
                                                                                                    --------------
      SPECIALTY RETAIL - 4.9%
              APPAREL RETAIL - 1.7%
    1,852,143 Hanesbrands, Inc. ...............    Ba2      BB-        7.07%-7.11%     9/05/13           1,867,655
    1,000,000 Hanesbrands, Inc. (c)  ..........     B1       B-           9.11%        2/05/14           1,027,500
    5,302,278 Neiman Marcus Group (The), Inc. .    Ba3       B+           7.35%        4/06/13           5,360,276
                                                                                                    --------------
                                                                                                         8,255,431
                                                                                                    --------------

Page 10             See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      SPECIALTY RETAIL - (CONTINUED)
              SPECIALTY STORES - 3.2%
$   1,215,813 Dollarama Group L.P. ............    Ba1       B+           7.36%        11/18/11     $    1,222,651
    4,766,006 Harbor Freight Tools USA, Inc. ..    NR(a)   NR(a)       7.60%-7.61%     2/12/13           4,805,721
    5,860,313 Michaels Stores, Inc. ...........     B2       B-           8.13%        10/31/13          5,912,504
    3,500,000 Yankee Candle Company (The), Inc.     Ba3      B+           7.32%        2/06/14           3,500,000
                                                                                                    --------------
                                                                                                        15,440,876
                                                                                                    --------------
              TOTAL SPECIALTY RETAIL                                                                    23,696,307
                                                                                                    --------------

      TOBACCO - 0.8%
              TOBACCO - 0.8%
      921,525 Commonwealth Brands, Inc. .......    NR(a)   NR(a)          7.63%        12/22/12            924,980
    2,985,000 Reynolds American, Inc. .........    Baa2     BBB-       7.10%-7.19%     5/31/12           3,006,922
                                                                                                    --------------
              TOTAL TOBACCO                                                                              3,931,902
                                                                                                    --------------

      TRANSPORTATION INFRASTRUCTURE - 0.9%
              MARINE PORTS & SERVICES - 0.9%
    4,349,823 Horizon Lines Holding, LLC ......    Ba2       B            7.62%        7/07/11           4,374,290
                                                                                                    --------------
              TOTAL TRANSPORTATION INFRASTRUCTURE                                                        4,374,290
                                                                                                    --------------

      WIRELESS TELECOMMUNICATION SERVICES - 1.8%
              WIRELESS TELECOMMUNICATION SERVICES - 1.8%
    1,995,000 Clearwire Corp. .................     NR       NR          12.07%        8/18/09           2,014,950
    3,750,000 Intelsat, Ltd. (d)  .............     B2       B+           7.86%        2/01/14           3,767,411
    2,800,000 Windstream Corp. ................    Ba1      BBB-          8.35%        7/17/13           2,819,832
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                  8,602,193
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS**................................         732,241,993
                                                                                                    --------------
              (Cost $729,940,357)

 SENIOR FLOATING RATE NOTES - 4.2%

      CONTAINERS & PACKAGING - 0.1%
              METAL & GLASS CONTAINERS - 0.1%
      250,000 Berry Plastics Corp. (c)(e)  ....     B2      CCC+          9.24%        9/15/14             258,125
                                                                                                    --------------
              TOTAL CONTAINERS & PACKAGING                                                                 258,125
                                                                                                    --------------

      DIVERSIFIED CONSUMER SERVICES - 0.1%
              SPECIALIZED CONSUMER SERVICES - 0.1%
      500,000 RMK Acquisition Corporation (d)(e)    B3       B-           8.86%        2/01/15             516,250
                                                                                                    --------------
              TOTAL DIVERSIFIED CONSUMER SERVICES                                                          516,250
                                                                                                    --------------

      ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
              ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
      650,000 NXP B.V. (e)  ...................    Ba2      BB+           8.11%        10/15/13            664,625
                                                                                                    --------------
              TOTAL ELECTRICAL COMPONENTS & EQUIPMENT                                                      664,625
                                                                                                    --------------

            See Notes to Quarterly Portfolio of Investments             Page 11

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION*              MOODY'S    S&P        COUPON         MATURITY*         VALUE
------------      ----------------------------- ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - (CONTINUED)

      ENERGY EQUIPMENT & SERVICES - 0.2%
              OIL & GAS DRILLING - 0.2%
$   1,000,000 Parker Drilling Company .........     B2       B-          10.12%        9/01/10      $    1,020,000
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                          1,020,000
                                                                                                    --------------

      FOOD & STAPLES RETAILING - 0.5%
              FOOD DISTRIBUTORS - 0.5%
    2,100,000 Nutro Products, Inc. (e) ........     B3      CCC           9.40%        10/15/13          2,181,375
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                             2,181,375
                                                                                                    --------------

      HEALTH CARE PROVIDERS & SERVICES - 0.2%
              HEALTH CARE FACILITIES - 0.2%
    1,000,000 U.S. Oncology Holdings, Inc. (d).     B3       B-          10.68%        3/15/15           1,022,500
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                     1,022,500
                                                                                                    --------------

      HOTELS, RESTAURANTS & LEISURE - 0.9%
              LEISURE FACILITIES - 0.9%
    2,000,000 HRP Myrtle Beach (e).............     B2       B           10.12%        4/01/12           2,020,000
    2,000,000 Universal City Florida Holding
                Company .......................     B3       B-          10.11%        5/01/10           2,070,000
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                        4,090,000
                                                                                                    --------------

      MEDIA - 1.0%
              BROADCASTING & CABLE TV - 1.0%
    5,000,000 Paxson Communications Corp. .....     B1      CCC+          8.61%        1/15/12           4,975,000
                                                                                                    --------------
              TOTAL MEDIA                                                                                4,975,000
                                                                                                    --------------

      PAPER & FOREST PRODUCTS - 0.2%
              PAPER PRODUCTS - 0.2%
    1,000,000 Verso Paper Holdings LLC (e)  ...     B2       BB           9.11%        8/01/14           1,030,000
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                              1,030,000
                                                                                                    --------------

      PHARMACEUTICALS - 0.5%
              PHARMACEUTICALS - 0.5%
    2,500,000 Elan Finance and Elan Finance
                Corp. (d) .....................     B3        B           9.36%        11/15/11          2,543,750
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                      2,543,750
                                                                                                    --------------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
    2,000,000 Freescale Semiconductors, Inc. (d)(e) B1        B           9.24%       12/15/14           2,020,000
                                                                                                    --------------
              TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                             2,020,000
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE NOTES................................................          20,321,625
                                                                                                    --------------
              (Cost $21,844,115)

Page 12            See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                       MARKET
   SHARES                                      DESCRIPTION*                                            VALUE
------------  ---------------------------------------------------------------------------------     --------------
 CLOSED-END FUNDS - 0.3%

      CAPITAL MARKETS - 0.3%
              ASSET MANAGEMENT & CUSTODY BANKS - 0.3%
      217,800 ING Prime Rate Trust............................................................      $    1,613,898
                                                                                                    --------------
              TOTAL CAPITAL MARKETS                                                                      1,613,898
                                                                                                    --------------

              TOTAL CLOSED-END FUNDS..........................................................           1,613,898
                                                                                                    --------------
              (Cost $1,524,305)

 REPURCHASE AGREEMENT - 1.1%
    5,000,000 Repurchase agreement with Deutsche Bank Securities, Inc., 5.28%
                dated 02/28/07, to be repurchased at $5,000,733 on 03/01/07, collateralized by $5,140,000, Freddie Mac Discount Note,
                5.30% due 04/13/07 (Value $5,100,000) ........................................           5,000,000
                                                                                                    --------------

              TOTAL REPURCHASE AGREEMENT......................................................           5,000,000
                                                                                                    --------------
              (Cost $5,000,000)

              TOTAL INVESTMENTS - 158.4%......................................................         759,177,516
              (Cost $758,308,777) (b)

              NET OTHER ASSETS AND LIABILITIES - (2.9)%.......................................         (14,042,450)
              LOAN OUTSTANDING - (34.6)%......................................................        (166,000,000)
              PREFERRED SHARES, AT LIQUIDATION VALUE - (20.9)%................................        (100,000,000)
                                                                                                    --------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%...........................      $  479,135,066
                                                                                                    ==============

--------------------------

  o All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
(a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
(b)  Aggregate cost for federal income tax and financial reporting purposes.
(c)  This issue is secured by a second lien on the issuer's assets.
(d)  This issue is unsecured.
(e) Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (Note
     1E).
(f)  This borrower has filed for protection in a federal bankruptcy court.
(g)  This Senior Loan Interest is non-income producing.
Freescale Semiconductors, Inc.     11/17/06         2,000,000        101.00
     Poor's Ratings Group are considered to be below investment grade.
NR   Not rated
 * Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayments of Senior Loans may occur because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-36 months.
** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

            See Notes to Quarterly Portfolio of Investments              Page 13

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                               FEBRUARY 28, 2007

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt securities and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                               FEBRUARY 28, 2007

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $840,426 as of February 28, 2007. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized depreciation of $2,101 from these commitments is included in "Net Other Assets and Liabilities" on the Portfolio of Investments.

E. RESTRICTED SECURITIES:

The Fund may invest a portion of its assets in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation section (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                    CARRYING   CARRYING COST
                                                                     VALUE       PER SHARE
                                 ACQUISITION       PRINCIPAL       PER SHARE   AT ACQUISITION     2/28/06            % OF
SECURITY                             DATE            VALUE          2/28/06         DATE           VALUE          NET ASSETS
---------                        ------------    ------------     -----------  --------------   -----------       ----------
Berry Plastics Corp.               09/15/06      $    250,000       $103.25       $100.00        $   258,125           0.05%
Freescale Semiconductors, Inc.     11/17/06         2,000,000        101.00        100.875         2,020,000           0.42
HRP Myrtle Beach                   03/23/06         2,000,000        101.00        100.00          2,020,000           0.42
Nutro Products, Inc.               04/18/06         2,100,000       103.875        102.25          2,181,375           0.46
NXP B.V.                           10/05/06           650,000        102.25        101.50            664,625           0.14
RMK Acquisition Corporation        01/17/07           500,000        103.25        100.00            516,250           0.11
Verso Paper Holdings, LLC          07/26/06         1,000,000        103.00        101.25          1,030,000           0.21
                                                 ------------                                    -----------        -------
                                                 $  8,500,000                                    $ 8,690,375           1.81%
                                                 ============                                    ===========        =======

2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,310,461 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,441,722.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              APRIL 18, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              APRIL 18, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              APRIL 18, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.